Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments And Risk Management
Derivative transactions, Assets	R$ 304,959	R$ 276,951
Derivative transactions, Liabilities	239,714	393,372
Other derivatives, Assets	502,453	624,671
Other derivatives, Liabilities
Derivatives, Assets	807,412	901,622
Derivatives, Liabilities	239,714	393,372
Current portion, Assets	(299,539)	(239,189)
Current portion, Liabilities	(239,714)	(343,142)
Non-current portion, Assets	507,873	662,433
Non-current portion, Liabilities		R$ 50,230